Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

NOTE 5:-	INVENTORIES

See also Note 2h.

	December 31,
	2011	2012

Raw materials and components	$4,996	$4,677
Work in progress	2,538	803
Finished products *)	2,887	3,802

	$10,421	$9,282

*)	Includes inventory held by customers in the amount of $ 113 and $ 74 as of Decemeber 31, 2011 and 2012, respectively.